                      Oppenheimer U.S. Government Trust
                   Supplement dated November 1, 2001 to the
                      Prospectus dated December 28, 2000

The Prospectus is changed as follows:

1.    The supplement dated September 14, 2001 is replaced by this supplement.

2.    As approved by shareholders at a special meeting held on September 12,
2001, the first bulleted paragraph under the heading "What Does the Fund
Mainly Invest In?" on page 3 is replaced with the following:

o     Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings used for investment purposes) in U.S.
      government securities.

3.    The third sentence of the paragraph captioned, "Illiquid and Restricted
Securities" on page 11 is revised to read:

   The Fund cannot invest more than 10% of its net assets in illiquid or restricted securities (including repurchase agreements maturing beyond seven (7) days).

4.    The paragraph captioned "Class N Shares" under the heading "What
Classes of Shares Does the Fund Offer?" on page 15 is revised by deleting the first three sentences of that section and replacing it with the following sentence:

      If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.

5.    Effective November 1, 2001, Class N shares will pay to the Distributor a 0.25% service fee in addition to the 0.25% asset-based sales charge.  The following changes are to reflect the payment of the service fee:

a.    The following sentence is added to the end of the last sentence in the first paragraph under "Fees and Expenses of the Fund" on page 7:  ", as restated to reflect the change in Distribution and/or Service
      (12b-1) Fees for Class N shares from 0.25% to 0.50% per annum, effective November 1, 2001."

b.    The "Annual Fund Operating Expenses" table on page 7 is deleted and replaced with the following table:

                                                                  [over]
   -------------------------------------------------------------------
                                           Class   Class N
                       Class A   Class B   C        Shares  Class Y
                        Shares    Shares   Shares           Shares
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Management Fees       0.59%    0.59%    0.59%    0.59%     0.59%
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Distribution and/or   0.24%    1.00%    1.00%    0.50%     None
    Service    (12b-1)
   Fees
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Other Expenses        0.29%    0.28%    0.29%    0.29%     0.24%
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Total        Annual   1.12%    1.87%    1.88%    1.38%     0.83%
   Operating Expenses
   -------------------------------------------------------------------
   Expenses may vary in future years.  "Other expenses" include transfer agent fees,  custodial  expenses,  and  accounting and legal expenses the Fund pays.
   For the fiscal year ended 8/31/00  "Distribution and/or Service 12b-1
   Fees" and "Total  Annual  Operating  Expenses" for the Class N shares were 0.25% and 1.13%, respectively."

c.    The third sentence of the first paragraph under "Distribution and
      Service Plans for Class B, Class C and Class N shares" on page 21 is revised to read as follows: "The Distributor also receives a service fee of 0.25% per year under each plan."  The last sentence of the first paragraph is deleted.

d.    The first sentence of the second paragraph under "Distribution and
      Service Plans for Class B, Class C and Class N shares" on page 21 is revised to read as follows: "The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class."

e.    The sixth paragraph under "Distribution and Service Plans for Class B,
      Class C and Class N shares" on page 22 is deleted and replaced by the following paragraph:

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore
         1.00% of the purchase price.  The Distributor retains the
         asset-based sales charge on Class N shares.  That sales
         concession on the sale of Class N shares will not be paid on
         (i) purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the
         redemption proceeds of Class A shares of one or more
         Oppenheimer funds, or with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
         OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and (ii) on
         purchases of Class N shares by an OppenheimerFunds-sponsored
         Pinnacle or Ascender 401(k) plan made with the redemption
         proceeds of Class A shares of one or more Oppenheimer funds.
6.    The section captioned "Class A Contingent Deferred Sales Charge"
(including the footnote) on page 18 is deleted and replaced by the following:

   Class A Contingent Deferred Sales Charge.  There is no initial sales charge on non-retirement plan purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
      ("grandfathered retirement accounts").   After March 1, 2001,
      retirement plans are not permitted to make initial purchases of
      Class A shares subject to a contingent deferred sales charge, except as provided below.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For
      grandfathered retirement accounts, the concession is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25%
      of purchases over $5 million, calculated on a calendar year basis.
      In either case, the concession will not be paid on purchases of shares by exchange or that were not previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by
      reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares.  The Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

   Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
      Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  The
      Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale.
      1  There is no contingent deferred sales charge upon the redemption of such shares.

                                                                     [over]
   ----------------------
   1.    No concession will be paid on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the
   Oppenheimer funds are added as an investment option under that plan. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made. Additionally, that concession will not be paid on purchases of shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than eighteen (18) months.

7.    The first paragraph in "How Can You Buy Class N Shares?" on page 20 is revised to read as follows:

   Class N shares are offered only through retirement plans (including
   IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through retirement plans (not including IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N
   Shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

8.    The third sentence in the section entitled "OppenheimerFunds Internet
Web Site" on page 23 is revised to read as follows:

   To perform account transaction or obtain account information online, you must first obtain a user I.D. and password on that website.

9.    The first sentence of the last paragraph under the heading "Shareholder
Account Rules and Policies" on page 30 is revised by adding the words "and annual notice of the Fund's privacy policy" after the phrase, "annual and semi-annual report."

10.   The last sentence of the last paragraph under the heading "Shareholder
Account Rules and Policies" on page 30 is revised to read as follows:

   Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

11.   The first sentence under "How to Get More Information" on the
Prospectus back cover is revised to read as follows:

   You can request the Statement of Additional Information, the Annual and
   Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

November 1, 2001                                              PS0220.024